Commitments and Contingencies (Details) - USD ($) $ / shares in Units, $ in Millions	9 Months Ended	11 Months Ended
	Sep. 30, 2022	Dec. 31, 2021	Jun. 18, 2021
Commitments and Contingencies (Details) [Line Items]
Additional units purchased	4,500,000	4,500,000	4,500,000
Affiliated unit	1,010,000	1,010,000
Underwriting discount	$ 0.2	$ 0.2
Aggregate amount	$ 6.7	$ 6.7
Deferred underwriting commissions	$ 11.7	$ 11.7
Initial Public Offering [Member]
Commitments and Contingencies (Details) [Line Items]
Additional unit	$ 0.35	$ 0.35